Summary of significant accounting policies (Detail Textuals 2) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Significant Accounting Policies [Line Items]
Interest expense capitalized	$ 22,846,505	$ 14,015,122	$ 14,778,839
Goodwill	1,568,607	1,386,322	1,461,139
Other intangible assets	1,457,704	1,419,363
Indefinite life intangible assets	941,531	816,127
Carrying Amount
Disclosure Of Significant Accounting Policies [Line Items]
Goodwill	1,568,607	1,386,322
Other intangible assets	$ 2,320,471	$ 2,140,563	$ 2,195,689